LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202
December 17, 2021
VIA EDGAR TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the Preferred-Plus ETF and the Dividend Performers ETF, is Post-Effective Amendment No. 160 and Amendment No. 162 to the Trust’s Registration Statement on Form N-1A.
If you have any questions or require further information, please contact Alia Vasquez at (414) 336-9563 or alia.vasquez@usbank.com.
Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez
Assistant Secretary